Portfolio of Investments
Variable Portfolio – U.S. Flexible Growth Fund, March 31, 2022 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Equity Funds 62.4%
	Shares	Value ($)
U.S. Large Cap 62.4%
Columbia Variable Portfolio – Disciplined Core Fund, Class 1 Shares(a),(b)	2,861,810	239,819,691
Columbia Variable Portfolio – Large Cap Index Fund, Class 1 Shares(a),(b)	16,145,143	604,151,249
Columbia Variable Portfolio – Select Large Cap Equity Fund, Class 1 Shares(a),(b)	13,691,289	239,186,808
Columbia Variable Portfolio – Select Large Cap Value Fund, Class 1 Shares(a),(b)	6,671,923	256,935,766
CTIVP® – Loomis Sayles Growth Fund, Class 1 Shares(a),(b)	4,350,642	235,761,271
CTIVP® – Morgan Stanley Advantage Fund, Class 1 Shares(a),(b)	4,336,963	201,798,906
CTIVP® – T. Rowe Price Large Cap Value Fund, Class 1 Shares(a),(b)	7,437,182	252,269,217
Variable Portfolio – Partners Core Equity Fund, Class 1 Shares(a),(b)	14,435,586	494,851,882
Total		2,524,774,790
Total Equity Funds (Cost $1,507,351,353)		2,524,774,790

Exchange-Traded Fixed Income Funds 8.1%

Investment Grade 8.1%
iShares iBoxx $ Investment Grade Corporate Bond ETF	1,217,100	147,196,074
Vanguard Intermediate-Term Corporate Bond ETF	2,115,000	181,974,600
Total		329,170,674
Total Exchange-Traded Fixed Income Funds (Cost $353,020,787)		329,170,674

Fixed Income Funds 10.7%

Investment Grade 10.7%
Columbia Variable Portfolio – Limited Duration Credit Fund, Class 1 Shares(a)	4,645,236	43,943,932
Columbia Variable Portfolio – Long Government/Credit Bond Fund, Class 1 Shares(a)	4,184,840	41,764,700
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1 Shares(a)	2,956,412	28,825,019
CTIVP® – Allspring Short Duration Government Fund, Class 1 Shares(a)	1,547,828	14,781,754
Fixed Income Funds (continued)
	Shares	Value ($)
CTIVP® – American Century Diversified Bond Fund, Class 1 Shares(a)	6,835,408	71,976,851
CTIVP® – TCW Core Plus Bond Fund, Class 1 Shares(a)	8,584,509	86,789,384
Variable Portfolio – Partners Core Bond Fund, Class 1 Shares(a)	13,839,977	144,904,559
Total		432,986,199
Total Fixed Income Funds (Cost $457,651,310)		432,986,199

Residential Mortgage-Backed Securities - Agency 11.4%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Uniform Mortgage-Backed Security TBA(c)
04/18/2037	2.000%	24,000,000	23,311,875
04/18/2037- 04/13/2052	2.500%	183,600,000	176,988,688
04/13/2052	3.000%	265,488,000	259,977,297
Total Residential Mortgage-Backed Securities - Agency (Cost $470,868,775)			460,277,860

Options Purchased Puts 1.7%
Value ($)
(Cost $72,749,278)	67,126,250

Money Market Funds 15.9%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.308%(a),(d)	642,740,777	642,483,681
Total Money Market Funds (Cost $642,578,574)		642,483,681
Total Investments in Securities (Cost: $3,504,220,077)		4,456,819,454
Other Assets & Liabilities, Net		(411,444,673)
Net Assets		4,045,374,781
At March 31, 2022, securities and/or cash totaling $60,827,302 were pledged as collateral.
Variable Portfolio – U.S. Flexible Growth Fund | First Quarter Report 2022	1

Portfolio of Investments   (continued)
Variable Portfolio – U.S. Flexible Growth Fund, March 31, 2022 (Unaudited)
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
S&P 500 Index E-mini	1,918	06/2022	USD	434,498,925	27,713,168	—
U.S. Long Bond	758	06/2022	USD	113,747,375	—	(3,193,869)
U.S. Treasury 10-Year Note	928	06/2022	USD	114,028,000	—	(3,086,142)
U.S. Treasury 2-Year Note	390	06/2022	USD	82,649,532	—	(1,017,024)
U.S. Treasury 5-Year Note	705	06/2022	USD	80,854,688	—	(1,938,163)
U.S. Ultra Treasury Bond	436	06/2022	USD	77,226,500	—	(2,825,582)
Total					27,713,168	(12,060,780)

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
S&P 500 Index E-mini	(1,157)	06/2022	USD	(262,103,888)	—	(16,359,957)

Put option contracts purchased
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Cost ($)	Value ($)
S&P 500 Index	JPMorgan	USD	908,347,205	2,005	3,800.00	12/15/2023	49,865,816	48,069,875
S&P 500 Index	JPMorgan	USD	221,990,090	490	3,600.00	12/15/2023	12,202,353	9,751,000
S&P 500 Index	JPMorgan	USD	192,542,425	425	3,700.00	12/15/2023	10,681,109	9,305,375
Total							72,749,278	67,126,250
Notes to Portfolio of Investments
(a)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended March 31, 2022 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Columbia Short-Term Cash Fund, 0.308%
	863,475,796	407,048,313	(627,995,204)	(45,224)	642,483,681	—	(101,863)	264,641	642,740,777
Columbia Variable Portfolio – Disciplined Core Fund, Class 1 Shares
	255,639,174	—	(1,197,399)	(14,622,084)	239,819,691	—	683,325	—	2,861,810
Columbia Variable Portfolio – Large Cap Index Fund, Class 1 Shares
	635,588,887	62,797	(1,552,798)	(29,947,637)	604,151,249	—	313,130	—	16,145,143
Columbia Variable Portfolio – Limited Duration Credit Fund, Class 1 Shares
	45,803,464	191,577	(295,522)	(1,755,587)	43,943,932	—	(13,675)	—	4,645,236
Columbia Variable Portfolio – Long Government/Credit Bond Fund, Class 1 Shares
	45,936,176	829,405	(14,047)	(4,986,834)	41,764,700	—	(2,390)	—	4,184,840
Columbia Variable Portfolio – Select Large Cap Equity Fund, Class 1 Shares
	253,258,260	—	(1,061,308)	(13,010,144)	239,186,808	—	74,492	—	13,691,289
Columbia Variable Portfolio – Select Large Cap Value Fund, Class 1 Shares
	256,118,120	—	(4,316,870)	5,134,516	256,935,766	—	2,239,052	—	6,671,923
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1 Shares
	30,561,046	171,943	(178,449)	(1,729,521)	28,825,019	—	(14,371)	—	2,956,412
CTIVP® – Allspring Short Duration Government Fund, Class 1 Shares
	15,298,723	41,391	(151,608)	(406,752)	14,781,754	—	(12,728)	—	1,547,828
2	Variable Portfolio – U.S. Flexible Growth Fund | First Quarter Report 2022

Portfolio of Investments   (continued)
Variable Portfolio – U.S. Flexible Growth Fund, March 31, 2022 (Unaudited)
Notes to Portfolio of Investments  (continued)
Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
CTIVP® – American Century Diversified Bond Fund, Class 1 Shares
	76,844,876	467,796	(374,591)	(4,961,230)	71,976,851	—	(23,318)	—	6,835,408
CTIVP® – Loomis Sayles Growth Fund, Class 1 Shares
	252,277,866	2,981,374	—	(19,497,969)	235,761,271	—	—	—	4,350,642
CTIVP® – Morgan Stanley Advantage Fund, Class 1 Shares
	240,855,395	15,610,436	—	(54,666,925)	201,798,906	—	—	—	4,336,963
CTIVP® – T. Rowe Price Large Cap Value Fund, Class 1 Shares
	255,683,444	—	(4,891,212)	1,476,985	252,269,217	—	232,452	—	7,437,182
CTIVP® – TCW Core Plus Bond Fund, Class 1 Shares
	92,111,286	543,882	(505,293)	(5,360,491)	86,789,384	—	(45,110)	—	8,584,509
Variable Portfolio – Partners Core Bond Fund, Class 1 Shares
	153,959,658	792,104	(923,172)	(8,924,031)	144,904,559	—	(73,128)	—	13,839,977
Variable Portfolio – Partners Core Equity Fund, Class 1 Shares
	522,152,273	131,736	(700,984)	(26,731,143)	494,851,882	—	698	—	14,435,586
Total	3,995,564,444			(180,034,071)	3,600,244,670	—	3,256,566	264,641

(b)	Non-income producing investment.
(c)	Represents a security purchased on a when-issued basis.
(d)	The rate shown is the seven-day current annualized yield at March 31, 2022.
Abbreviation Legend
TBA	To Be Announced
Currency Legend
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Variable Portfolio – U.S. Flexible Growth Fund | First Quarter Report 2022	3

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1QT7060_12_A01_(05/22)